Employee Benefit Plans	12 Months Ended
Jun. 30, 2019
Retirement Benefits [Abstract]
Employee Benefit Plans
Note 17.  Employee Benefit Plans
Eligible U.S. employees of the Company participate in a profit sharing retirement plan. Contributions accrued for the plan are made at the discretion of the Company’s board of directors and were $4.6 million, $5.0 million, and $4.3 million for the years ended June 30, 2019, 2018 and 2017, respectively.
On August 18, 2018, the Company adopted the 2018 Employee Stock Purchase Plan (“2018 Plan”) for full time employees who have completed two years of continuous employment with the Company, and the 2018 Plan was approved by the Company’s shareholders at the Company’s Annual Meeting of Shareholders in November 2018. The employee may purchase the Company’s common stock for the lessor of 90% of the fair market value of the shares (i) on the first trading day of the offering period, or (ii) on the purchase date. Offering periods will run from August through January and from February through July each year. The number of shares which may be bought by an employee during each fiscal year is limited to 15% of the employee’s base pay. The 2018 Plan, limits the number of shares of common stock available for purchase to 2,000,000 shares. As of June 30, 2019, there have been no purchases under the 2018 Plan.
Switzerland Defined Benefit Plan
The Company maintains a pension plan covering employees of our Swiss subsidiary (the “Swiss Plan”). Employer and employee contributions are made to the Swiss Plan based on various percentages of salary and wages that vary according to employee age and other factors. Employer contributions to the Swiss Plan for years ended June 30, 2019 and 2018 were $3.0 million and $2.7 million, respectively. Expected employer contributions in fiscal year 2020 are $3.0 million.
The changes in the funded status of the Swiss Plan during the fiscal years ended June 30, 2019 and 2018 were as follows:

Year Ended June 30,	2019	2018
Change in projected benefit obligation:
Projected benefit obligation, beginning of period	$62,554	$59,518
Service cost	3,629	3,766
Interest cost	528	424
Benefits accumulated, net of benefits paid	(103)	1,474
Plan amendments	—	(4,068)
Actuarial (gain) loss on obligation	6,690	1,606
Participant contributions	1,557	1,415
Currency translation adjustment	(1,372)	(1,581)
Projected benefit obligation, end of period	$73,483	$62,554
Change in plan assets:
Plan assets at fair value, beginning of period	49,034	42,990
Actual return on plan assets	342	1,566
Employer contributions	2,965	2,731
Participant contributions	1,557	1,415
Benefits accumulated, net of benefits paid	(103)	1,474
Currency translation adjustment	(1,076)	(1,142)
Plan assets at fair value, end of period	$52,719	$49,034
Amounts recognized in consolidated balance sheets:
Other non-current assets:
Deferred tax asset	$4,392	$2,859
Other non-current liabilities:
Underfunded pension liability	20,764	13,520
Amounts recognized in accumulated other comprehensive income:
Pension adjustment	$(11,784)	$2,846
Accumulated benefit obligation, end of period	$69,682	$59,800
Net periodic pension cost associated with the Swiss Plan included the following components:

Year Ended June 30,	2019	2018	2017
Service cost	$3,629	$3,766	$3,689
Interest cost	528	424	163
Expected return on plan assets	951	849	(742)
Net actuarial loss and prior service credit	185	203	594
Net periodic pension cost	$5,293	$5,242	$3,704

The projected and accumulated benefit obligations for the Swiss Plan were calculated as of June 30, 2019 and 2018 using the following assumptions:

June 30,	2019	2018
Discount rate	0.5%	0.9%
Salary increase rate	2.0%	2.0%
The net periodic pension cost for the Swiss Plan was calculated during the fiscal years ended June 30, 2019, 2018, and 2017 using the following assumptions:

Year Ended June 30,	2019	2018	2017
Discount rate	0.9%	0.8%	0.3%
Salary increase rate	2.0%	2.0%	2.0%
Expected return on plan assets	2.0%	2.0%	2.0%
The discount rate is based on assumed pension benefit maturity and estimates developed using the rate of return and yield curves for high quality Swiss corporate and government bonds. The salary increase rate is based on our best assessment for on-going increases over time. The expected long-term rate of return on plan assets is based on the expected asset allocation, taking into consideration historical long-term rates of return for the relevant asset categories.
As is customary with Swiss pension plans, the assets of the plan are invested in a collective fund with multiple employers. We have no investment authority over the assets of the plan, which are held and invested by a Swiss insurance company. The investment strategy of the Swiss Plan is managed by an independent asset manager with the objective of achieving a consistent long-term return which will provide sufficient funding for future pension obligations while limiting risk.
The Swiss Plan is legally separate from II-VI, as are the assets of the plan. As of June 30, 2019, the Swiss Plan’s asset allocation was as follows (all of which are categorized as Level 2 in the fair value hierarchy):

June 30,	2019	2018
Fixed income investments	12.0%	12.0%
Equity investments	50.0%	50.0%
Real estate	28.0%	31.0%
Cash	7.0%	4.0%
Other	3.0%	3.0%
	100.0%	100.0%
Estimated future benefit payments under the Swiss Plan are estimated to be as follows:

Year Ending June 30,
($000)
2020	$3,400
2021	2,900
2022	3,000
2023	3,300
2024	5,100
Next five years	$24,300